General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expenses [Abstract]
General and Administrative Expenses [text block table]
in € m.	2023	2022	2021
General and administrative expenses:
Information Technology	3,755	3,680	4,321
Occupancy, furniture and equipment expenses	1,478	1,429	1,727
Regulatory, Tax & Insurance[1]	1,399	1,285	1,395
Professional services	899	858	924
Banking Services and outsourced operations	964	881	946
Market Data and Research Services	374	378	347
Travel expenses	143	110	46
Marketing expenses	203	165	178
Other expenses[2]	899	943	938
Total general and administrative expenses	10,112	9,728	10,821

[1] Includes bank levy of € 528 million in 2023, € 762 million in 2022 and € 553 million in 2021
[2] Includes litigation related expenses of € 311 million in 2023, € 413 million in 2022 and € 466 million in 2021; see Note 27 “Provisions”, for more details on litigation